Commitments and Contingencies - Schedule of Loan Commitments and Letters of Credit (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Loss Contingencies [Line Items]
Carrying amount included in other assets	$ 835,089	$ 672,803
Permanent and short-term construction loans and letter of credit commitments	345,472	205,855
Funded portion of permanent and short-term loans and letters of credit	235,095	229,668
Future funding commitment amounts	448,800	358,500
Letters of credit
Loss Contingencies [Line Items]
Total letters of credit and unfunded lending commitments	430,116	340,385
Contractual amount net of risk participations	15,300	16,800
Commitments to fund commercial and industrial loans
Loss Contingencies [Line Items]
Total letters of credit and unfunded lending commitments	10,948,184	9,956,797
Commitments to fund commercial real estate, construction, and land development loans
Loss Contingencies [Line Items]
Total letters of credit and unfunded lending commitments	2,253,164	2,135,638
Commitments under home equity lines of credit
Loss Contingencies [Line Items]
Total letters of credit and unfunded lending commitments	2,106,257	2,119,616
Unused credit card lines
Loss Contingencies [Line Items]
Total letters of credit and unfunded lending commitments	451,215	446,800
Other loan commitments
Loss Contingencies [Line Items]
Total letters of credit and unfunded lending commitments	586,853	621,659
Total letters of credit and unfunded lending commitments
Loss Contingencies [Line Items]
Total letters of credit and unfunded lending commitments	16,775,789	15,620,895
Permanent and Short-Term Construction Loans and Letter of Credit Commitments
Loss Contingencies [Line Items]
Contractual amount net of risk participations	15,000	16,000
Funded Portion of Permanent and Short-Term Loans and Letters of Credit
Loss Contingencies [Line Items]
Contractual amount net of risk participations	$ 20,100	$ 16,200